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November 30, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     Seligman Municipal Fund Series, Inc.
           Seligman National Municipal Fund
           Seligman Minnesota Municipal Fund
           Seligman New York Municipal Fund
        Post-Effective Amendment No. 50
        File Nos. 2-86008/811-3828

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 50 (Amendment). This Amendment was filed electronically on November 29, 2010.

If you have any questions regarding this filing, please contact either Heidi Brommer at (612) 671-2403 or me at (212) 850-1703.

Sincerely,


/s/ Joseph L. D'Alessandro
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Joseph L. D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.